Schedule of Amounts Used In Computing Loss Per Share and Effect On Net Loss and Weighted Average Number Of Shares (Details) - USD ($)	3 Months Ended				12 Months Ended
	May 31, 2024		May 31, 2023		Feb. 29, 2024		Feb. 28, 2023
Subsequent Events [Abstract]
Loss from continuing operations	$ (1,987,626)		$ (1,095,371)		$ (6,656,837)		$ (5,033,496)
Preferred dividends	(10,688)				(7,125)
Loss from continuing operations applicable to common stockholders	(1,998,314)		(1,095,371)		(6,663,962)		(5,033,496)
Gain from discontinued operations applicable to common stockholders	8,909				(675,314)
Net Loss Applicable to Common Stockholders	$ (1,989,405)		$ (1,095,371)		$ (7,339,276)		$ (5,033,496)
Weighted average number of common shares outstanding used in loss per share during the period (denominator)	1,279,165	[1]	83,371	[1]	228,274	[2]	71,581	[2]

[1]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.
[2]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.